Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables, Prepayments and Other Assets
Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Security deposits and other deposits 1	1,666,713	2,762,191
Deductible value-added taxes	105,002	51,024
Prepaid online marketing expenses	33,709	18,347
Advances	15,715	16,880
Others	78,299	118,309

	1,899,438	2,966,751

1
Security deposits and other deposits primarily includes security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2021 and 2022, security deposits set aside by the Group amounted to RMB1,654,989 and RMB2,678,269, respectively.